Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of summarized investment per segment [line items]
Investments for general account	€ 136,804	€ 156,303
Investments for account of policyholders	194,063	203,610
Investments on balance sheet	330,868	359,914
Off-balance sheet investments third parties	481,297	382,776
Total revenue- generating investments	812,165	742,690
Financial assets	134,658	154,304
Investments in real estate	2,147	1,999	€ 1,990
Total investments on balance sheet	330,868	359,914
Investments in joint ventures	1,712	1,614	€ 1,561
Investments in associates	308	270
Other assets	63,034	63,627
Assets	395,923	425,425
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	88,170	109,860
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	39,368	39,303
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	200,528	208,066
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	2,801	2,685
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	1,551	1,314
Investments for account of policyholders	25,370	25,492
Financial assets	1,551	1,314
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	84,344	103,169
Investments for account of policyholders	24,836	30,305
Financial assets	84,344	103,169
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	39,368	39,303
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	9,395	10,519
Investments for account of policyholders	9,072	7,049
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	2,147	1,999
Investments for account of policyholders	655	686
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	134,132	140,077
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	73,469	93,046
Investments for account of policyholders	102,964	107,341
Investments on balance sheet	176,434	200,387
Off-balance sheet investments third parties	212,736	240,072
Total revenue- generating investments	389,170	440,458
Total investments on balance sheet	176,434	200,387
Investments in joint ventures	6	7
Investments in associates	77	95
Other assets	35,728	31,003
Assets	212,245	231,493
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	59,459	77,918
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	8,831	10,820
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	107,511	110,906
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	633	743
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	567	793
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	54,535	70,766
Investments for account of policyholders	3,116	4,779
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	8,831	10,820
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	8,904	9,924
Investments for account of policyholders	422	27
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	633	743
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	99,426	102,534
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	53,975	53,788
Investments for account of policyholders	26,697	27,985
Investments on balance sheet	80,672	81,774
Off-balance sheet investments third parties	1,759	952
Total revenue- generating investments	82,431	82,725
Total investments on balance sheet	80,672	81,774
Investments in joint ventures	1,008	877
Investments in associates	74	21
Other assets	15,221	15,260
Assets	96,975	97,931
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	19,841	23,044
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	30,189	28,117
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	29,147	29,374
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	1,495	1,238
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	859	334
Investments for account of policyholders	9,262	9,689
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	21,411	23,741
Investments for account of policyholders	13,370	15,434
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	30,189	28,117
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	21	358
Investments for account of policyholders	3,788	2,862
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	1,495	1,238
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	276
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	2,011	2,236
Investments for account of policyholders	62,961	66,786
Investments on balance sheet	64,972	69,021
Off-balance sheet investments third parties	114,906	5,333
Total revenue- generating investments	179,878	74,354
Total investments on balance sheet	64,972	69,021
Investments in associates	7	8
Other assets	8,352	12,718
Assets	73,331	81,747
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	2,007	2,152
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	62,310	66,183
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	655	686
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	5	84
Investments for account of policyholders	15,856	15,503
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	1,779	2,036
Investments for account of policyholders	8,125	9,847
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	228	115
Investments for account of policyholders	4,850	4,150
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	655	686
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	33,476	36,600
Central & Eastern Europe [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	1,055	983
Investments for account of policyholders	1,343	1,418
Investments on balance sheet	2,398	2,401
Off-balance sheet investments third parties	5,709	3,154
Total revenue- generating investments	8,107	5,556
Total investments on balance sheet	2,398	2,401
Investments in associates	6	2
Other assets	383	293
Assets	2,787	2,696
Central & Eastern Europe [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	756	660
Central & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	275	303
Central & Eastern Europe [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	1,363	1,436
Central & Eastern Europe [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	4	3
Central & Eastern Europe [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	54	35
Investments for account of policyholders	244	295
Central & Eastern Europe [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	712	633
Investments for account of policyholders	216	235
Central & Eastern Europe [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	275	303
Central & Eastern Europe [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	10	10
Investments for account of policyholders	11	9
Central & Eastern Europe [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	4	3
Central & Eastern Europe [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	873	879
Spain & Portugal [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	720	747
Investments for account of policyholders	105	88
Investments on balance sheet	825	834
Off-balance sheet investments third parties	528	507
Total revenue- generating investments	1,353	1,342
Total investments on balance sheet	825	834
Investments in joint ventures	480	495
Other assets	189	170
Assets	1,494	1,500
Spain & Portugal [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	651	687
Spain & Portugal [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	54	45
Spain & Portugal [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	105	88
Spain & Portugal [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	15	15
Spain & Portugal [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	5	4
Investments for account of policyholders	14	13
Spain & Portugal [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	646	683
Investments for account of policyholders	9	10
Spain & Portugal [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	54	45
Spain & Portugal [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	1	1
Spain & Portugal [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	15	15
Spain & Portugal [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	81	64
Asia [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	5,326	5,328
Investments on balance sheet	5,326	5,328
Off-balance sheet investments third parties	2,718	2,734
Total revenue- generating investments	8,043	8,061
Total investments on balance sheet	5,326	5,328
Investments in joint ventures	118	134
Investments in associates	14	21
Other assets	2,347	3,122
Assets	7,805	8,604
Asia [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	5,299	5,289
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	6	18
Asia [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	21	21
Asia [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	1
Asia [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	5,252	5,310
Asia [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	6	18
Asia [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	67
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	157	90
Investments on balance sheet	157	90
Off-balance sheet investments third parties	143,923	130,889
Total revenue- generating investments	144,079	130,979
Total investments on balance sheet	157	90
Investments in joint ventures	99	99
Investments in associates	122	125
Other assets	242	293
Assets	620	607
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	137	87
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	20	4
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	2	2
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	9
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	146	88
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	91	85
Investments on balance sheet	91	85
Total revenue- generating investments	91	85
Total investments on balance sheet	91	85
Investments in joint ventures	1
Investments in associates	8	(1)
Other assets	29,552	30,715
Assets	29,651	30,800
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets	20	23
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets	13
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	57	62
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	57	62
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	13
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments for general account	20	23
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	(6)	(7)
Investments on balance sheet	(6)	(7)
Off-balance sheet investments third parties	(981)	(864)
Total revenue- generating investments	(987)	(871)
Total investments on balance sheet	(6)	(7)
Other assets	(28,979)	(29,946)
Assets	(28,985)	(29,952)
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets	(6)	(7)
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	€ (6)	€ (7)